Accounts receivable net (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Accounts receivable net
Balance at beginning of year	$ 496,299	$ 330,990
Addition	7,029,706	179,562
Translation adjustments	206,712	(14,253)
Balance at end of year	$ 7,732,717	$ 496,299